Certain Balance Sheet Accounts - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,776	$ 2,736
Less accumulated depreciation and amortization	(1,906)	(1,018)
Property and equipment, net	1,870	1,718
Tooling and manufacturing equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	2,333	1,731
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	579	569
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	625	214
Software
Property, Plant and Equipment [Line Items]
Total property and equipment	213	213
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 26	$ 9